FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	$ 12,138,342	$ 8,215,687
Loss allowance for expected credit loss	(68,666)		$ (62,425)
Current (≤ 30 days) [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	10,013,739	6,704,479
Loss allowance for expected credit loss	(471)		(445)
31-60 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	917,800	466,673
Loss allowance for expected credit loss	(255)		(240)
61-90 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	380,245	358,606
Loss allowance for expected credit loss	(459)		(433)
≥91 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	826,558	685,929
Loss allowance for expected credit loss	(67,481)		$ (61,307)
Trade receivables [member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	12,207,008	8,278,112
Trade receivables [member] | Current (≤ 30 days) [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	10,014,210	6,704,924
Trade receivables [member] | 31-60 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	918,055	466,913
Trade receivables [member] | 61-90 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	380,704	359,039
Trade receivables [member] | ≥91 days [Member]
FINANCIAL INSTRUMENTS - Schedule of Trade Receivables (Details) [Line Items]
Trade receivables	$ 894,039	$ 747,236